Loss Per Share - Schedule of Basic and Diluted Earnings Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	6 Months Ended						12 Months Ended
	Jun. 30, 2024 CNY (¥) ¥ / shares shares		Jun. 30, 2024 USD ($) $ / shares shares		Jun. 30, 2023 CNY (¥) ¥ / shares shares		Dec. 31, 2023 CNY (¥) ¥ / shares shares		Dec. 31, 2023 USD ($) $ / shares shares		Dec. 31, 2022 CNY (¥) ¥ / shares shares		Dec. 31, 2021 CNY (¥) ¥ / shares shares
Numerator:
Net loss	¥ (26,516)		$ (3,649)		¥ (7,178)		¥ (25,466)		$ (3,587)		¥ (57,667)		¥ (49,064)
Less: net loss attributable to non-controlling interest	(2,991)		(412)		(3,711)		(6,128)		(863)		(11,746)		(7,665)
Net loss attributable to the Company’s ordinary shareholders	¥ (23,525)		$ (3,237)		¥ (3,467)		¥ (19,338)		$ (2,724)		¥ (45,921)		¥ (41,399)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic and diluted earnings per share (in Shares)	3,168,544	[1]	3,168,544	[1]	504,167	[1]	1,243,140	[2]	1,243,140	[2]	500,000	[2]	500,000	[2]
Weighted average number of ordinary shares outstanding used in calculating diluted earnings per share (in Shares)	3,168,544	[1]	3,168,544	[1]	504,167	[1]	1,243,140	[2]	1,243,140	[2]	500,000	[2]	500,000	[2]
Basic earnings per share (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (7.42)		$ (1.02)		¥ (6.88)	[1]	¥ (15.56)		$ (2.19)		¥ (91.84)	[2]	¥ (82.8)	[2]
Diluted earnings per share (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (7.42)		$ (1.02)		¥ (6.88)	[1]	¥ (15.56)		$ (2.19)		¥ (91.84)	[2]	¥ (82.8)	[2]

[1]	The shares and per share data are presented on a retroactive basis to reflect the reorganization (Note 1).
[2]	On March 25, 2024, the Company issued an aggregate of every 100 Ordinary Shares with a par value of US$0.0000001 each in the Company’s issued and unissued share capital be consolidated into one Ordinary Share with a par value of US$0.00001 each, so that immediately following the Share Consolidation, the authorized share capital of the Company shall be changed. As of March 29, 2024, the Company had 246,093,671 Ordinary Shares issued and outstanding, as a result of the Share Consolidation, upon the Effective Date, there will be approximately 2,460,937. As a result of the Share Consolidation, upon the Effective Date, there will be approximately 1,243,140 as of December 31, 2023.The shares and per share data are presented on a retroactive basis to reflect the reorganization (Note 1).